Revolving credit facility - Outstanding balances (Details) - A10 Credit Facility	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Revolving credit facility
Principal	$ 0	$ 0	$ 2,454,882	$ 1,925,700
Accrued interests and fees	0	$ 0	228,998	$ 179,634
Total credit facility liability	$ 0		$ 2,683,880